CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (612,708)	$ (85)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	223,380	0
Interest earned on marketable securities held in Trust Account	(5,973)	0
Changes in operating assets and liabilities:
Prepaid expenses	(296,461)	0
Accounts payable and accrued expenses	85,970	85
Net cash used in operating activities	(605,792)	0
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(115,000,000)	0
Net cash used in investing activities	(115,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	112,700,000	0
Proceeds from sale of Private Placement Units	4,080,000	0
Repayment of promissory note - related party	(200,000)	0
Payment of offering costs	(484,565)	0
Net cash provided by financing activities	(116,095,435)	0
Net Change in Cash	489,643	0
Cash - Beginning of period	195,758	25,000
Cash - End of period	685,402	0
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	1,105	0
Initial classification of common stock subject to possible redemption	111,197,990	0
Change in value of common stock subject to possible redemption	$ (611,921)	$ 0